Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Mar. 18, 2021	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Line Items]
Term of restricted investments	185 days	185 days	185 days
Accrued interest and penalties on unrecognized tax benefits		$ 0	$ 0
Provision for working capital needs		701,250	701,250
Loan amount			295,000
Working capital loan outstanding amount			0
Cash equivalents		$ 0	0
Shares subject to forfeiture		3,187,500
Unrecognzed tax benefits		$ 0
Liquidity [Member]
Accounting Policies [Line Items]
Amount held at bank			501,500
Working capital amount			977,000
Proceeds from capital contribution			$ 25,000
Warrant [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share			21,118,750
Class A Ordinary Shares
Accounting Policies [Line Items]
Temporary equity, shares outstanding		0	90,037,563
Provision for working capital needs			$ 701,250
Class B Ordinary Shares
Accounting Policies [Line Items]
Temporary equity, shares outstanding		2,875,000
Shares subject to forfeiture		3,187,500
IPO [Member]
Accounting Policies [Line Items]
Offering costs expensed			1,100,000
Minimum [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation		$ 250,000	$ 250,000